Impairment of Non-Financial Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment of Non-Financial Assets [Line Items]
Impairment loss	$ 39,211,519	$ 29,026,050	$ 298,424
Recoverable amount		43,144,284
Goodwill	8,695,784	33,960,053
Exceed the carrying amount	1,157,991
Goodwill written down		0
Reduce goodwill		2,257,057
Wrote down asset	0
Impairment loss	39,182,935	29,026,050	298,424
Impairment loss	$ (39,211,519)	$ (29,026,050)	(298,424)
Bottom of Range [Member]
Impairment of Non-Financial Assets [Line Items]
Cash flow projections term		5 years
Estimated growth rates term		5 years
Sales annual growth rate		10.10%
Percentage of gross margin		25.20%
Pre-tax discount rate	1.00%	1.00%
Top of Range [Member]
Impairment of Non-Financial Assets [Line Items]
Cash flow projections term		10 years
Estimated growth rates term		10 years
Sales annual growth rate		13.90%
Percentage of gross margin		31.80%
Pre-tax discount rate		11.40%
Trademark [Member]
Impairment of Non-Financial Assets [Line Items]
Other assets		$ 450,092
Customer relationships [Member]
Impairment of Non-Financial Assets [Line Items]
Other assets		358,522
Technology [Member]
Impairment of Non-Financial Assets [Line Items]
Other assets		52,132
Computer Software [Member]
Impairment of Non-Financial Assets [Line Items]
Impairment loss	$ 19,064
Office Equipment [Member]
Impairment of Non-Financial Assets [Line Items]
Impairment loss	$ 28,459
CGU [Member]
Impairment of Non-Financial Assets [Line Items]
Impairment loss		383,107
Recoverable amount		$ 1,457,103
Sales annual growth rate	1.00%	1.00%
Goodwill		$ 960,863
Pre-tax discount rate		10.40%
Exceed the carrying amount	$ 8,999,326
CGU [Member] | Bottom of Range [Member]
Impairment of Non-Financial Assets [Line Items]
Sales annual growth rate	3.30%	2.50%
CGU [Member] | Top of Range [Member]
Impairment of Non-Financial Assets [Line Items]
Sales annual growth rate	4.30%	3.50%
AD2 CGU [Member]
Impairment of Non-Financial Assets [Line Items]
Impairment loss		$ 128,103
Goodwill	$ 0	$ 1,387,596
Percentage of gross margin	5.00%	2.60%
Pre-tax discount rate	11.60%	1.00%
AD2 CGU [Member] | Bottom of Range [Member]
Impairment of Non-Financial Assets [Line Items]
Percentage of gross margin	39.30%	40.80%
Pre-tax discount rate		13.60%
AD2 CGU [Member] | Top of Range [Member]
Impairment of Non-Financial Assets [Line Items]
Percentage of gross margin	44.30%	43.40%
Pre-tax discount rate	10.60%	14.60%
SC + ST CGU [Member]
Impairment of Non-Financial Assets [Line Items]
Exceed the carrying amount	$ 661,945	$ 5,286,665
POLYDICE CGU [Member]
Impairment of Non-Financial Assets [Line Items]
Impairment loss		3,117,803
Exceed the carrying amount		158,136
MG CGU [Member]
Impairment of Non-Financial Assets [Line Items]
Impairment loss	39,211,519	$ 25,525,140
Sales annual growth rate		1.00%
Goodwill		$ 21,577,175
Percentage of gross margin		5.00%
Impairment loss	$ 125
MG CGU [Member] | Bottom of Range [Member]
Impairment of Non-Financial Assets [Line Items]
Sales annual growth rate		11.10%
Percentage of gross margin		30.20%
MG CGU [Member] | Top of Range [Member]
Impairment of Non-Financial Assets [Line Items]
Sales annual growth rate		14.90%
Percentage of gross margin		36.80%
MG [Member]
Impairment of Non-Financial Assets [Line Items]
Sales annual growth rate	10.00%
Goodwill	$ 25,544,313	$ 25,544,313
MG [Member] | Bottom of Range [Member]
Impairment of Non-Financial Assets [Line Items]
Sales annual growth rate		11.10%
MG [Member] | Top of Range [Member]
Impairment of Non-Financial Assets [Line Items]
Sales annual growth rate		14.90%
Goodwill [Member]
Impairment of Non-Financial Assets [Line Items]
Impairment loss		$ 5,990,357
Impairment loss	25,544,313	28,165,304
Goodwill [Member] | MG CGU [Member]
Impairment of Non-Financial Assets [Line Items]
Impairment loss		16,953,966
Trademark [Member]
Impairment of Non-Financial Assets [Line Items]
Impairment loss	10,417,255	450,092
Customer relationships [Member]
Impairment of Non-Financial Assets [Line Items]
Impairment loss	$ 3,202,303	$ 358,522